Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - Fair Value, Measurements, Nonrecurring - Level 3
¥ in Millions
	Dec. 31, 2020 JPY (¥)	Mar. 31, 2020 JPY (¥) Times
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 13,014	¥ 24,390
Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 4,823
Minimum | Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		5.70%
Maximum | Loans Held-for-Sale [Member] | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		7.70%
Real Estate Collateral Dependent Loans | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 2,207	¥ 12,557
Real Estate Collateral Dependent Loans | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	5.10%	5.60%
Real Estate Collateral Dependent Loans | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	7.00%	7.00%
Real Estate Collateral Dependent Loans | Weighted Average | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	5.90%	(6.00%)
Real Estate Collateral Dependent Loans | Weighted Average | Discounted cash flows | Discount rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		6.80%
Investment in operating leases and property under facility operations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 302
Investment in operating leases and property under facility operations | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 172	¥ 4,236
Investment in operating leases and property under facility operations | Minimum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		4.30%
Investment in operating leases and property under facility operations | Minimum | Discounted cash flows | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		4.10%
Investment in operating leases and property under facility operations | Maximum | Direct capitalization | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		4.30%
Investment in operating leases and property under facility operations | Maximum | Discounted cash flows | Capitalization rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		4.10%
Certain Investment in Affiliates | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 359
Certain Investment in Affiliates | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,567	¥ 2,113
Certain Investment in Affiliates | Minimum | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		14.00%
Certain Investment in Affiliates | Minimum | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		7.0
Certain Investment in Affiliates | Minimum | Market Multiples | Measurement Input Precedent Transaction Three year average Ebitda [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		7.0
Certain Investment in Affiliates | Maximum | Discounted cash flows | WACC
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		14.00%
Certain Investment in Affiliates | Maximum | Market Multiples | Measurement Input EV Precedent transaction Last Twelve Months EBITDA
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		7.0
Certain Investment in Affiliates | Maximum | Market Multiples | Measurement Input Precedent Transaction Three year average Ebitda [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate | Times		7.0
Investment in Operating Leases and Properties under Facility Operations | Valuation, Market Price Method
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	5,545
Equity security | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,523